PROMISSORY NOTE RECEIVABLES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Short-Term Debt [Line Items]
Allowance for credit losses on promissory notes	$ 145,737	$ 18,685	$ 47,123
Promissory Notes [Member]
Short-Term Debt [Line Items]
Promissory notes payable	51,700,000		18,600,000		$ 6,600,000
Interest income from promissory notes	$ 2,300,000	$ 300,000	$ 1,300,000	$ 0
Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	5.00%				5.00%
Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	24.00%				24.00%
One Promissory Note [Member]
Short-Term Debt [Line Items]
Repayment of promissory note	$ 6,240,000
One Promissory Note [Member] | Promissory Note Extension Agreement dated December 31, 2025 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 6,200,000
Interest rate	5.00%				5.00%
Original maturity date	Dec. 31, 2025	Dec. 31, 2025
Extended maturity date	Sep. 30, 2026	Sep. 30, 2026
One Promissory Note [Member] | Promissory Note Extension Agreement dated March 30, 2026 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 9,400,000
Interest rate	5.00%				5.00%
Original maturity date	Mar. 31, 2026	Mar. 31, 2026
Extended maturity date	Sep. 30, 2026	Sep. 30, 2026
One Promissory Note [Member] | Promissory Note Extension Agreement dated March 5, 2026 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 6,200,000
Interest rate	24.00%				24.00%
Original maturity date	May 11, 2026	May 11, 2026
One Promissory Note [Member] | Promissory Note Extension Agreement dated May 11, 2026 [Member]
Short-Term Debt [Line Items]
Extended maturity date	Jun. 30, 2026	Jun. 30, 2026
One Promissory Note [Member] | Promissory Note Extension Agreement dated June 30, 2026 [Member]
Short-Term Debt [Line Items]
Original maturity date	Jun. 30, 2026	Jun. 30, 2026
Extended maturity date	Sep. 30, 2026	Sep. 30, 2026
Two Promissory Notes [Member] | Promissory Note Extension Agreements dated March 31, 2026 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 17,300,000
Original maturity date	Mar. 31, 2026	Mar. 31, 2026
Extended maturity date	Dec. 31, 2026	Dec. 31, 2026
Two Promissory Notes [Member] | Minimum [Member] | Promissory Note Extension Agreements dated March 31, 2026 [Member]
Short-Term Debt [Line Items]
Interest rate	5.00%				5.00%
Two Promissory Notes [Member] | Maximum [Member] | Promissory Note Extension Agreements dated March 31, 2026 [Member]
Short-Term Debt [Line Items]
Interest rate	6.00%				6.00%